Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
EAD	kr 356,536	kr 342,561
Risk exposure amount	92,140	89,202
Minimum capital requirements	7,371	7,136
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	3,064	2,245
Risk exposure amount	3,064	2,245
Minimum capital requirements	245	180
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	2,990	2,238
Risk exposure amount	2,990	2,238
Minimum capital requirements	239	179
Credit risk | Standardized approach | Default exposures
Disclosure of credit risk exposure
EAD	74	7
Risk exposure amount	74	7
Minimum capital requirements	6	1
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	353,472	340,316
Risk exposure amount	81,876	80,377
Minimum capital requirements	6,550	6,430
Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	196,606	192,077
Risk exposure amount	9,673	9,684
Minimum capital requirements	774	775
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	41,082	30,661
Risk exposure amount	8,843	6,764
Minimum capital requirements	707	541
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	115,412	117,415
Risk exposure amount	62,988	63,766
Minimum capital requirements	5,039	5,101
Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	372	163
Risk exposure amount	372	163
Minimum capital requirements	30	13
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	5,975	5,535
Risk exposure amount	2,000	1,908
Minimum capital requirements	160	153
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	5,224	3,847
Risk exposure amount	3,589	2,739
Minimum capital requirements	287	219
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,922	2,284
Minimum capital requirements	233	183
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	645	664
Minimum capital requirements	52	52
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	11	7
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,622	3,625
Minimum capital requirements	kr 290	kr 290